SouthernSun Small Cap Fund

a series of Northern Lights Fund Trust

Investor Shares: SSSFX

Institutional Shares: SSSIX

Supplement dated May 24, 2011
to the Prospectus and Statement of Additional Information each dated February 1, 2011

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Effective as of the date of this Supplement, the Fund's redemption fee policy has been amended to include certain waivers.  The section of the Prospectus entitled "Redemption Fee" is amended to include the following:

Waivers of Redemption Fees:  The Fund reserves the right to waive the 2% redemption fee on shares held less than 30 days when the Fund believes such waiver is in the best interests of the Fund.  The Fund has elected not to impose the redemption fee for the following transactions for direct shareholders of Fund shares (if known by the Fund).

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Redemptions of shares pursuant to certain automatic rebalancing programs;

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Redemptions requested following the death of a registered shareholder on an account or the settler of a living trust that is the registered shareholder of an account, for shares held in the account at the time of death;

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Redemptions of shares that were purchased as participant contributions through an employer-sponsored retirement plan;

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Transaction activity due to processing errors;

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Shares exchanged from one share class to another within the Fund; and

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Redemption of shares purchased as part of wrap programs, model-based programs or similar programs through a financial intermediary.

If you have any questions about whether your transaction will be subject to the redemption fee, please call the Fund at 1-866-672-3863.

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This Supplement and the existing Prospectus and Statement of Additional Information both dated February 1, 2011, provide relevant information for all shareholders and should be retained for future reference.  The Prospectus and the Statement of Additional Information have been filed with the Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling 1-866-672-3863.